Restoration Provision (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Jan. 01, 2022
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Restoration provision	$ 2,600,000	$ 400,000	$ 300,000
Present value input, risk-free interest rate	1.62%